MARKETABLE SECURITIES (Schedule of Company's Marketable Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 2 securities:
Marketable securities		$ 8,678	$ 1,709	$ 21,652
U.S government and agency bonds [Member]
Level 2 securities:
Marketable securities		1,494	275
Corporate bonds [Member]
Level 2 securities:
Marketable securities	[1]	$ 7,184	$ 1,434

[1]	Investments in Corporate bonds rated A or higher.